THE CROWLEY PORTFOLIO GROUP, INC.
                              FINANCIAL STATEMENTS
                                   (Unaudited)
                                  May 31, 1997

                        THE CROWLEY PORTFOLIO GROUP, INC.
                     The Crowley Growth and Income Portfolio
                          The Crowley Income Portfolio
                  The Crowley Diversified Management Portfolio
                               Semi-Annual Report
                                  May 31, 1997

Dear Shareholder:

We are pleased to present you with the Semi-Annual Report for The Crowley Portfolio Group, Inc. The report contains information regarding all three
Portfolios: The Crowley Growth and Income Portfolio, The Crowley Income Portfolio and The Crowley Diversified Management Portfolio. The combined Portfolios have assets approaching $18 million. The report contains unaudited financial data through May 31, 1997. There are currently 410 active shareholder accounts spread among the three Portfolios.

The Crowley Growth and Income Portfolio had a net asset value of $10.82 per share as of May 31, 1997, and had distributions totaling $0.58 per share on December 31, 1996 ($0.46 of ordinary income and $0.12 of capital gains). The Crowley Growth and Income Portfolio continues to be invested conservatively with its common stock positions at approximately 27% of the Portfolio, preferred stocks at 13%, corporate bonds at 18%, government agency bonds at 10%, with cash and cash equivalents comprising approximately 32% of the Portfolio. Management continues to believe that the U.S. stock market is overvalued and that it is in the shareholders' best interests to await better long term investment opportunities.

The net asset value of the Crowley Income Portfolio was $10.38 per share as of May 31, 1997, and had a $0.65 per share dividend distribution on December 31, 1996. The Portfolio remains heavily invested in corporate bonds and notes with 68% of the Portfolio so represented. Preferred stocks comprised 13%, government agency bonds represented 13%, and cash and cash equivalents represented 6% of the Portfolio. Management believes that the economy will slow in the second half of 1997 and interest rates will fall creating a good investment environment for fixed income investments. Management has lengthened maturities in the Portfolio and continues to keep low levels of cash and cash equivalents.

The Crowley Diversified Management Portfolio had a net asset value of $12.08 per share as of May 31, 1997. The Diversified Portfolio has experienced rapid growth in its first two years of operations and currently has assets of approximately $1.8 million. The Diversified Portfolio is generally considered the most aggressive of the three Portfolios and is currently comprised of approximately 11% aggressive growth funds, 4% balanced funds, 2% corporate bond funds, 7% high yield bond funds, 12% growth funds, 14% growth and income funds, 6% stock income funds, 11% small company funds, 6% foreign equity funds, 8% global equity funds, 7% international bond funds and 3% Pacific equity funds. The remaining 9% is invested in cash and cash equivalents. Management continues to keep cash and cash equivalents at lower levels in the Diversified Portfolio. The international portion of the Portfolio currently is approximately 24%.

Sincerely,

Robert A. Crowley, CFA
President

                     The Crowley Growth and Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Unaudited)
                                  May 31, 1997

     Number of                                                                             Percent of Net    Market Value
       Shares            Investments                                                               Assets     (Note 1-A)
----------------------------------------------------------------------------------------------------------------------------------
                       Common Stocks

                       Automotive -
4000                            Chrysler                                                            1.88%     $  127,500
4000                            Ford Motor                                                          2.22         150,000
                                                                                                    ----       ---------
                                                                                                    4.10         277,500

                       Banking -
1000                            Citicorp                                                            1.69         114,375
2000                            NationsBank                                                         1.74         117,750
                                                                                                    ----       ---------
                                                                                                    3.43         232,125

                       Building -
2000                            Texas Industries                                                     .71          48,000
                                                                                                    ----       ---------


3000                   Chemicals (Basic) -
                                Eastman Chemical                                                    2.64         178,500
                                                                                                    ----        --------

                 See accompanying notes to financial statements

                     The Crowley Growth and Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

     Number of                                                                             Percent of Net    Market Value
       Shares            Investments                                                               Assets     (Note 1-A)
----------------------------------------------------------------------------------------------------------------------------------
                       Common Stocks

                       Electrical Equipment -
1000                            Franklin Electric                                                       .71%     $  48,000
                                                                                                      -----      ---------


                       Foreign Telecommunications -
3000                            Vodafone                                                               1.98        133,875
1200                            Telecommunicacoes                                                      2.43        164,850
                                 Brasileiras                                                          -----      ---------

                                                                                                       4.41        298,725
                                                                                                      -----       ---------

7000                   Insurance (Life) -
                                Washington National                                                    2.90        196,000
                                                                                                      -----      ---------

                       Insurance (Diversified) -
5000                            Pioneer Financial Services                                             2.08        140,625
                                                                                                      -----      ---------

                       Leisure -
 521                            Autotote Corp. Class A                                                  .01            586
                                                                                                      -----      ---------

                       Media & Services
4000                            Media General Class A                                                  1.81        122,250
                                                                                                      -----      ---------

                 See accompanying notes to financial statements

                    The Crowley Growth and Income Portfolio

                                                      PORTFOLIO OF INVESTMENTS
                                                            (Continued)
                                                            (Unaudited)
                                                            May 31, 1997

     Number of                                                                             Percent of Net    Market Value
       Shares            Investments                                                               Assets     (Note 1-A)
----------------------------------------------------------------------------------------------------------------------------------
                       Common Stocks

                       Transportation
                3000            Canadian Pacific                                                    1.18%      $ 79,875
                6000            Illinois Central                                                    3.20        216,750
                                                                                                   -----      ---------
                                                                                                    4.38        296,625
                                                                                                   -----      ---------

                       Total Common Stocks
                                (cost $1,610,728)                                                  27.18%    $1,838,936
                                                                                                   -----      ---------

                       Preferred Stocks
               10000            Hartford Capital                                                    3.66%      $247,500
                                         Series A

                6000            Lincoln National Capital                                            2.37        160,500
                                         Series A, 8.75%

                5000            Pacific Capital, 8.25%                                              1.88        127,500
               10000            TCI Communications                                                  3.75        253,750
                                 Financing IV, 9.72%

                4000            Travelers Capital I, 8.00%                                          1.50        101,188
                                                                                                   -----      ---------
                       Total Preferred Stocks
                                             (cost $875,625)                                       13.16%     $ 890,438
                                                                                                   -----      ---------

Par Value                   Corporate Bonds & Notes

$200,000                    Bear Stearns, Note
                             7.500%, 12-16-16                                                       2.93      $ 198,500

 200,000                    DuPont E.I. & Co., Debenture
                             8.25%, 01-15-22                                                        3.06        207,000

 250,000                    Ford Motor Credit, Note
                             7.350%, 11-7-01                                                        3.64        246,250

 100,000                    General Electric Capital
                             8.650%, 05-01-18                                                       1.48         99,890

 200,000                    Limited Inc., Debenture
                             7.50%, 3-15-23                                                         2.60        176,000

 300,000                    Wisconsin Power & Light,
                             Note
                             9.300%  12-01-25                                                       4.69        317,154
                                                                                                   -----      ---------

                  Total Corporate Bonds & Notes
                           (cost $1,270,033)                                                       18.40%    $1,244,794
                                                                                                   -----     ----------

                 See accompanying notes to financial statements

                     The Crowley Growth and Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

           Par                                                                                    Percent of Net      Market Value
          Value                                     Investments                                           Assets       (Note 1-A)
----------------------------------------------------------------------------------------------------------------------------------
                           U.S. Government Agency
$   200,000                         Federal Home Loan Mtg.
                                     8.15%, 9-12-06                                                      2.96%         $200,180
    200,000                         Federal Home Loan Bank
                                     8.00%, 02-06-12                                                     2.95           199,500
    250,000                         Federal Home Loan Mtg.
                                     7.05%, 11-21-11                                                     3.59%         $243,125
                                                                                                       ------         ---------
                  Total U.S. Government Agency
                           (cost $648,594)                                                               9.50%         $642,805
                                                                                                       ------         ---------
                  Repurchase Agreements
  2,050,830                 Wilmington Trust Co.
                                    4.5%, dated 5-30-97 due
                                    6/02/96 secured by
                                    $35,000,000 U.S. Treasury
                                    Note, 5.75%, due 10-31-97
                                    (cost $2,050,830)                                                   30.31%       $2,050,830
                                                                                                        -----         ---------

                  Total Investments
                           (cost $6,455,810)         (A)                                                98.54%       $6,667,803

                  Assets in Excess of Liabilities                                                        1.45            98,689
                                                                                                        -----         ---------

                  Net Assets                                                                           100.00%       $6,766,492
                                                                                                       ======        ==========
(A)      Aggregate cost for federal income tax purposes is $6,455,810.
         At May 31, 1997 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                  Unrealized appreciation                                                                           $  311,585
                  Unrealized depreciation                                                                             ( 99,592)
                                                                                                                     ---------
                    Net unrealized appreciation                                                                     $  211,993
                                                                                                                     =========


* Non-Income Producing Security

                 See accompanying notes to financial statements
                                       -4-

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Unaudited)
                                  May 31, 1997

      Number of                                                                                   Percent of Net      Market Value
       Shares                                     Investments                                             Assets       (Note 1-A)
-----------------------------------------------------------------------------------------------------------------------------------
                       Preferred Stocks
              4000              Georgia Power                                                            1.09%         $  100,000
                                         Series 7.75%
              8000              Hartford Capital
                                         Series A                                                        2.15             198,000
              6000              Lincoln National Capital
                                         Series 8.75%                                                    1.75             160,500
             10000              Pacific Telesis, 7.56%                                                   2.65             243,750
             10000              Pacificorp Capital, 8.25%                                                2.77             255,000
              8000              Travelers Capital I, 8.00%                                               2.20             202,376
                                                                                                        -----           ---------
                                Total Preferred Stocks
                                               (cost $1,148,453)                                        12.61%         $1,159,626
                                                                                                        -----           ---------

         Par Value     Corporate Bonds & Notes
                       Auto & Truck -
          $200,000              Chrysler Financial Corp. Note                                            2.21             203,400
                                7.500%, 01-27-12
           250,000              Ford Holdings
                                 7.35%, 11-07-11                                                         2.68             246,250
            40,000              Ford Motor Credit Co. Note
                                 9.25%, 07-15-97                                                          .44              40,162
           100,000              Ford Motor Company 1993-A
                                 Pass Thru 5.78%, 01-01-99                                               1.08              99,234
            60,000              Ford Motor  Credit Co. Note
                                 8.720%, 07-22-99                                                         .69              63,000
            30,000              Ford Motor Credit Co. Note
                                 8.000%, 01-15-99                                                         .33              30,722
           300,000              General Motors
                                 Corp. Note 7.700%, 04-15-16                                             3.29             302,109
            50,000              General Motors
                                 Corp. Note 9.625%, 12-01-00                                              .59              54,344
                                                                                                        -----           ---------
                                                                                                        11.31           1,039,221
                                                                                                        -----           ---------

                 See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

       Par                                                                                         Percent of         Market Value
      Value                                      Investments                                       Net Assets          (Note 1-A)
--------------------------------------------------------------------------------------------------------------------------------
                       Corporate Bonds & Notes
                       Banking -
          $ 60,000              BankAmerica
                                 Corp. Note 7.750%, 07-15-02                                              .67%         $  61,828
            30,000              BankAmerica
                                 Corp. Note 7.875%, 12-01-02                                              .34             31,115
            80,000              Bankers Trust New York
                                 Corp. Note 9.500%, 06-14-00                                              .93             85,850
            20,000              Bankers Trust New York
                                 Corp. Note 9.400%, 03-01-01                                              .24             21,554
           250,000              Bankers Trust New York
                                 Deb. 7.500%, 11-15-15                                                   2.67            245,000
            95,000              Banque Paribas New York
                                 Note. 6.875%, 03-01-09                                                   .97             89,270
            40,000              Barclays American
                                 Corp. Note 7.875%, 08-15-98                                              .44             40,750
            20,000              Chase Manhattan
                                 Note 10.125%, 11-01-00                                                   .24             21,994

                 See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

         Par                                                                                      Percent of Net      Market Value
        Value                                     Investments                                             Assets       (Note 1-A)
----------------------------------------------------------------------------------------------------------------------------------
                       Corporate Bonds & Notes

                       Banking - continued
$ 40,000                        First Union Corp.
                                 Note 9.450%, 06-15-99                                                    .46%       $   42,131
 100,000                        First Union Corp.
                                 Note 9.890%, 03-13-01                                                   1.19           109,684
  20,000                        Heller Financial Inc.
                                 Note 8.000%, 12-15-98                                                    .22            20,431
                                                                                                        -----         ---------
                                                                                                         8.37           769,607
                                                                                                        -----         ---------
                       Broadcasting & Cable T.V.
  50,000                        Cox Communications, Inc.
                                 Note 8.875%, 03-01-01                                                    .58            53,188
                                                                                                        -----         ---------

                       Chemical (Basic) -
 200,000                        DuPont E. I. Note 8.250%,
                                 1-15-22                                                                 2.26           208,000
                                                                                                        -----         ---------

                       Chemical (Diversified) -
  80,000                        ICI Wilmington
                                 Note 9.500%, 11-15-00                                                    .94            86,332
                                                                                                        -----         ---------


                 See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

         Par                                                                                      Percent of Net     Market Value
        Value                                     Investments                                             Assets      (Note 1-A)
---------------------------------------------------------------------------------------------------------------------------------
                       Corporate Bonds & Notes
                       Diversified Company -
                       Electric Utility -
$ 50,000                        Alabama Power Company
                                 1st Mortgage
                                 8.300%, 07-01-22                                                         .55%        $  50,109
  50,000                        Duke Power Company
                                 1st Ref & Mortgage
                                 8.625%, 03-01-22                                                         .56            51,672
 200,000                        Oklahoma Gas & Electric
                                 1st Mortgage
                                 8.875%, 12-01-20                                                        2.23           204,780
  35,000                        Mississippi Power & Light Co.
                                 General Ref Mortgage
                                 8.500%, 01-05-23                                                         .41            37,289
 100,000                        Ohio Power Co.
                                 Note 6.875%, 06-01-03                                                   1.08            98,878
  65,000                        Southern Calif. Edison Co.
                                 1st Mortgage
                                 8.875%, 06-01-24                                                         .73            67,335
  70,000                        Teco Energy
                                 Note 9.220%, 10-15-97                                                    .77            70,800
 250,000                        Virginia Electric & Power Co.
                                 Note 7.50%, 06-01-23                                                    2.61           240,000
 100,000                        Wisconsin Pwr & Lt Company
                                 1st Mortgage
                                 9.30%, 12-01-25                                                         1.15           105,718
 245,000                        Wisconsin Electric Pwr
                                 1st Mortgage
                                 7.75%, 01-15-23                                                         2.63           242,356
                                                                                                        -----         ---------
                                                                                                        12.72%       $1,168,937
                                                                                                        -----         ---------

                 See accompanying notes to financial statements
                                       -8-

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

         Par                                                                                      Percent of Net      Market Value
        Value                                     Investments                                             Assets       (Note 1-A)
----------------------------------------------------------------------------------------------------------------------------------
                       Corporate Bonds & Notes

                       Food Processing -
$100,000                        Quaker Oats Co.
                                 Medium-Term
                                 Note 9.000%, 12-17-01                                                   1.17%        $  107,696
                                                                                                        -----          ---------

                       Insurance (Diversified) -
  40,000                        Aetna Services, Inc.
                                 Note 8.625%, 03-01-98                                                    .44             40,737
                                                                                                        -----          ---------

                       Machinery (Construction &
                        Mining) -
 200,000                        Caterpillar Inc.
                                 Note 6.810%, 08-24-99                                                   2.19            200,924
                                                                                                        -----          ---------

                       Natural Gas Industry -
 100,000                        British Gas Co.
                                 Note 8.750%, 03-15-98                                                   1.11            101,921
                                                                                                        -----          ---------

                       Office Equipment & Supplies -
                       Oil & Gas
  50,000                        Societe Nat. Elf Aquitaine
                                 Note 7.750%, 05-01-99                                                    .56            51,084
  57,000                        Washington Gas Light Co.
                                 1st Mortgage
                                 8.625%, 03-01-17                                                         .64            59,119
                                                                                                        -----         ---------
                                                                                                         1.20           110,203
                                                                                                        -----         ---------

                 See accompanying notes to financial statements
                                       -9-

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

         Par                                                                                      Percent of Net      Market Value
        Value                                     Investments                                             Assets        (Note 1-A)
----------------------------------------------------------------------------------------------------------------------------------
                       Corporate Bonds & Notes

                       Paper and Forest Products -
$ 50,000                        International Paper Company
                                 Deb. 9.700%, 03-15-00                                                    .58%        $   53,656
                                                                                                        -----          ---------

                       Retail Store Industry -
  50,000                        Dayton Hudson Corp. Note
                                 10.000%, 12-01-00                                                        .59             54,593
 200,000                        Limited, Deb.
                                 7.500%, 03-15-23                                                        1.90            175,000
  30,000                        Sears Roebuck & Co. Note
                                 9.250%, 08-01-97                                                         .33             30,169
  30,000                        Wal Mart Stores Note
                                 9.100%, 07-15-00                                                         .35             32,034
                                                                                                        -----          ---------
                                                                                                         3.17%        $  291,796
                                                                                                        -----          ---------

                 See accompanying notes to financial statements
                                      -10-

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

         Par                                                                                      Percent of Net      Market Value
        Value                                     Investments                                             Assets       (Note 1-A)
---------------------------------------------------------------------------------------------------------------------------------
                       Corporate Bonds & Notes

                       Securities Brokerage Industry -
           $  35,000            Bear Stearns Companies Note
                                 9.375%, 06-01-01                                                         .41%         $   37,871
             200,000            Bear Stearns Companies Note
                                 7.500%, 12-16-16                                                        2.16             199,000
             200,000            Bear Stearns Companies Note
                                 8.000%, 02-21-17                                                        2.22             202,960
              50,000            Lehman Bros Holdings Inc Note
                                 7.625%, 06-15-97                                                         .54              50,031
             200,000            Lehman Bros Holding Inc. Note
                                 8.500%, 05-01-07                                                        2.32             212,968
              40,000            Morgan Stanley Group Note
                                 7.875%, 12-15-98                                                         .44              40,792
              30,000            Morgan Stanley Group Note
                                 8.100%, 06-24-02                                                         .34              31,392
              40,000            Salomon Inc. Note
                                 9.100%, 03-15-98                                                         .44              40,818
                                                                                                        -----           ---------
                                                                                                         8.87             815,832
                                                                                                        -----           ---------

                 See accompanying notes to financial statements

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

         Par                                                                                      Percent of Net      Market Value
        Value                                     Investments                                             Assets       (Note 1-A)
----------------------------------------------------------------------------------------------------------------------------------

                       Corporate Bonds & Notes

                       Telecommunications Service
                        Industry
$ 50,000                        General Telephone Co. Florida
                                 1st Mortgage,
                                 7.500%, 08-01-02                                                         .55%         $ 50,063
 150,000                        GTE North, Inc.
                                 Note,
                                 7.625%, 05-15-26                                                        1.58           145,055
 103,000                        General Telephone Co Kentucky
                                 1st Mortgage,
                                 7.750%, 06-01-03                                                        1.13           104,288
 100,000                        Illinois Bell Telephone Co.
                                 Deb. 8.500%, 04-22-26                                                   1.13           103,937
 295,000                        Southern Bell Telephone &
                                 Telegraph
                                  Deb. 7.375%, 07-15-10                                                  3.20           294,032
 250,000                        U.S. West Capital Funding,
                                 Inc., Note,                                                             2.61           240,000
                                 6.750%, 10-01-05                                                       -----         ---------
                                                                                                        10.20           937,375
                                                                                                        -----         ---------

                       Tobacco -
 100,000                        Philip Morris Note
                                 8.250%, 10-15-03                                                        1.14           104,796
 130,000                        Philip Morris Note
                                 7.750%, 05-01-99                                                        1.44           132,376
                                                                                                        -----         ---------
                                                                                                         2.58           237,172
                                                                                                        -----         ---------

                       Total Corporate Bonds & Notes
                                  (cost $6,348,761)                                                     67.69%       $6,222,597
                                                                                                        -----         ---------

                 See accompanying notes to financial statements
                                      -12-

                          The Crowley Income Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

         Par                                                                                    Percent of Net        Market Value
        Value                           Investments                                                    Assets           (Note 1-A)
-----------------------------------------------------------------------------------------------------------------------------------

                       U.S. Government Agency
$200,000               Federal Home Loan Bank
                        8.00%, 02-06-12                                                                  2.18%         $  200,000
 200,000               Federal Home Loan Mtge. Corp.
                        6.29%, 02-07-06                                                                  2.07             190,380
 200,000               Federal Home Loan Mtge. Corp.
                        8.15%, 09-12-06                                                                  2.18             200,180
  80,000               Federal Home Loan Mtge. Corp.
                        8.325%, 07-15-09                                                                  .88              81,776
 200,000               Federal Natl. Mtge. Assn. Deb.
                        8.400%, 10-25-04                                                                 2.24             205,680
 305,000               Federal Home Loan Mtge. Corp.
                        7.05%, 11-21-11                                                                  3.22             296,372
                                                                                                       ------           ---------
                       Total U.S. Government Agency
                                 (cost $1,201,484)                                                      12.77%         $1,174,388
                                                                                                       ------           ---------
                       Repurchase Agreements
 504,146               Wilmington Trust Co. 4.5% dated 5-30-97, due
                       6/02/97, secured by $35,000,000 U.S. Treasury
                       Notes, 5.75%, due 10-31-97
                                (cost $504,146)
                                                                                                         5.48%        $  504,146
                                                                                                       ------          ---------

                       Total Investments
                                 (cost $9,202,844) (A)                                                  98.55%        $9,060,757

                       Liabilities in Excess of Other                                                    1.45            133,346
                                                                                                       ------          ---------
                                Assets

                       Net Assets                                                                      100.00%        $9,194,103
                                                                                                       ======          =========
(A) Aggregate cost for federal income tax purposes is $9,202,844.

         At May 31, 1997, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                       Unrealized appreciation                                                                        $   46,439
                       Unrealized depreciation                                                                         ( 188,526)
                                                                                                                        --------
                         Net unrealized depreciation                                                                  $( 142,087)
                                                                                                                        ========


                 See accompanying notes to financial statements

                  The Crowley Diversified Management Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Unaudited)
                                  May 31, 1997

Number of                                                                                         Percent of Net      Market Value
 Shares                                           Investments                                             Assets       (Note 1-A)
---------------------------------------------------------------------------------------------------------------------------------

                       General Equity Funds

                       Aggressive Growth -
              1726              Strong Opportunity                                                       3.48%        $   64,273
              2262              Twentieth Century Ultra                                                  3.82             70,508
              2482              Wasatch Aggressive Equity                                                3.40             62,836
                                                                                                        -----          ---------
                                                                                                        10.70            197,617
                                                                                                        -----          ---------

                       Balanced -
              1657              Columbia Balanced                                                        1.94             35,881
               688              Dodge & Cox Balanced                                                     2.40             44,179
                                                                                                        -----          ---------
                                                                                                         4.34             80,060
                                                                                                        -----          ---------

                       Corporate - Investment Grade -
              3943              Harbor Bond -                                                            2.41             44,561
                                                                                                        -----          ---------


                       Corporate - High Yield -
              5641              Federated High Yield Trust                                               2.84             52,458
              3521              Fidelity Capital & Income                                                1.82             33,560
              3736              Strong High Yield                                                        2.35             43,370
                                                                                                        -----          ---------
                                                                                                         7.01            129,388
                                                                                                        -----          ---------

                       Growth -
              1029              Fidelity Stock Selection                                                 1.47             27,100
              1906              Longleaf Partners                                                        2.57             47,456
               599              Nicholas                                                                 2.40             44,289
              1163              Oakmark                                                                  2.34             43,132
              2216              Soundshore                                                               2.95             54,515
                                                                                                        -----          ---------
                                                                                                        11.73            216,492
                                                                                                        -----          ---------

                 See accompanying notes to financial statements

                  The Crowley Diversified Management Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

Number of                                                                                         Percent of Net      Market Value
 Shares                                           Investments                                             Assets        (Note 1-A)
-----------------------------------------------------------------------------------------------------------------------------------

                       General Equity Funds - continued

                       Growth/Income -
              1017              Babson Value                                                             2.29%        $   42,221
               468              Dodge & Cox Stock                                                        2.27             41,939
              4695              Mutual Beacon                                                            3.60             66,525
              1238              Neuberger & Berman Guardian                                              1.93             35,709
              2286              Pelican                                                                  2.11             38,864
              1884              Steinroe Growth & Income                                                 2.10             38,770
                                                                                                        -----          ---------
                                                                                                        14.30            264,028
                                                                                                        -----          ---------

                       Income -
              3052              Berwyn Income                                                            2.09             38,519
              1350              Lindner Dividend                                                         2.03             37,455
              1758              Gabelli Equity Income                                                    1.46             27,068
                                                                                                        -----          ---------
                                                                                                         5.58            103,042
                                                                                                        -----          ---------

                       Small Company -
              1716              Heartland Value                                                          3.18            58,727
              1866              Meridian                                                                 3.32            61,222
              2034              PBGH Growth                                                              2.62            48,332
              1213              Parkstone Small Cap.
                                 Series "B"                                                              1.65            30,479
                                                                                                        -----         ---------
                                                                                                        10.77           198,760
                                                                                                        -----         ---------


                 See accompanying notes to financial statements

                  The Crowley Diversified Management Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

Number of                                                                                         Percent of Net      Market Value
 Shares                                           Investments                                             Assets       (Note 1-A)
-----------------------------------------------------------------------------------------------------------------------------------

                       International Equity Funds

                       Foreign Equity -
              1222              Managers International
                                 Equity                                                                  3.09%       $    57,050
              6820              Twentieth Century
                                 International Equity                                                    3.36             62,065
                                                                                                       ------         ----------
                                                                                                         6.45            119,115
                                                                                                       ------         ----------
                       Global Equity -
              2887              Founders Worldwide Growth                                                3.67             67,834
              1860              Janus Worldwide Fund                                                     3.84             70,750
                                                                                                       ------         ----------
                                                                                                         7.51            138,584
                                                                                                       ------         ----------

                       International Bond -
              4283              T. Rowe Price International Bond                                         2.28             42,143
              4079              Scudder International Bond                                               2.31             42,586
              4362              Warburg Global Fixed Income                                              2.62             48,420
                                                                                                        -----          ---------
                                                                                                         7.21            133,149
                                                                                                        -----          ---------

                       Pacific Equity -
              6562              T. Rowe Price - New Asia                                                 3.25             59,911
                                                                                                       ------        ----------

                       Total Mutual Funds
                                (cost $1,520,226)                                                       91.26%        $1,684,707
                                                                                                       ------         ---------
                       Repurchase Agreements
           $   389     Wilmington Trust, 4.5% dated 5-30-97 due
                       6/2/97, secured by $35,000,000 U.S. Treasury
                       Note, 5.75% due 10-31-97
                                (cost $    389)

                                                                                                          .02%    $          389
                                                                                                        -----        -----------

                       Total Investments
                                (cost $1,520,615)  (A)                                                  91.28%        $1,685,096

                       Other Assets Less Liabilities                                                     8.72            160,999
                                                                                                       ------          ---------

                       Net Assets                                                                      100.00%        $1,846,095
                                                                                                       ======          =========

                 See accompanying notes to financial statements

                  The Crowley Diversified Management Portfolio

                            PORTFOLIO OF INVESTMENTS
                                   (Continued)
                                   (Unaudited)
                                  May 31, 1997

Number of                                                                                         Percent of Net      Market Value
 Shares                                           Investments                                             Assets        (Note 1-A)
-----------------------------------------------------------------------------------------------------------------------------------


(A) Aggregate cost for federal income tax purposes is $1,520,615.

         At May 31, 1997 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                       Unrealized appreciation                                                                        $  177,573
                       Unrealized depreciation                                                                          ( 13,092)
                                                                                                                       ---------

                                Net unrealized appreciation                                                           $  164,481
                                                                                                                       =========

                 See accompanying notes to financial statements
                                      -17-

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)

May 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                Growth
                                               And Income        Income          Diversified
                                               Portfolio        Portfolio         Portfolio
ASSETS

Investments at market value
  (Identified cost $6,455,810
  $9,202,844 and $1,520,615
  respectively)                               $ 6,667,803      $ 9,060,757      $ 1,685,096

Cash                                               58,765               --          159,467

Receivable for

  Interest                                         43,330          144,774              467

  Dividends                                         4,214               --               --
                                              -----------      -----------      -----------

  Total assets                                  6,774,112        9,205,531        1,845,030
                                              -----------      -----------      -----------

LIABILITIES

  Cash overdraft                                       --            3,258               --

  Investment securities payable                        --               --               --

  Accrued expenses                                  7,620            8,170           (1,065)
                                              -----------      -----------      -----------

         Total liabilities                          7,620           11,428           (1,065)
                                              -----------      -----------      -----------

NET ASSETS

  (500 million shares of $.01 par value
  common stock authorized; 625,430
  885,974 and 152,835 shares issued
  and outstanding, respectively)              $ 6,766,492      $ 9,194,103      $ 1,846,095
                                              ===========      ===========      ===========

NET ASSET VALUE

  Offering and redemption price per share
  (Net assets/shares outstanding)             $     10.82      $     10.38      $     12.08
                                              ===========      ===========      ===========

At May 31, 1997, net assets consisted of:

  Paid-in capital                             $ 6,385,964      $ 9,344,424      $ 1,639,825

  Accumulated undistributed net
   investment income                              (36,484)         224,435           35,269

  Accumulated undistributed net
   realized gains (losses)                        205,019         (232,669)           6,520

  Net unrealized appreciation
   of investments                                 211,993         (142,087)         164,481
                                              -----------      -----------      -----------
                                              $ 6,766,492      $ 9,194,103      $ 1,846,095
                                              ===========      ===========      ===========

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)

For the Six Months Ended May 31, 1997
---------------------------------------------------------------------------------------------------------------------------
                                          Growth
                                        And Income       Income       Diversified
                                        Portfolio      Portfolio       Portfolio

INVESTMENT INCOME

  Interest income                       $ 129,577      $ 306,725      $   1,092

  Dividend income                          48,873         45,633         19,209

  Other income                                 --            362             47
                                        ---------       --------        -------

         Total income                     178,450        352,720         20,348



EXPENSES

  Investment advisory fees (Note 2)        33,106         27,772          8,217

  Expenses                                  3,442         36,714          6,559
                                         --------       --------        -------

         Total expenses                    64,548         64,486         14,776
                                         --------       --------        -------

         Investment income - net        $ 113,902      $ 288,234      $   5,572
                                         --------       --------       --------



REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS

  Net realized gain (loss) from
   security transactions                $  88,304      $ (24,947)     $      --

  Capital gain distribution from
   regulated investment companies              --             --         57,614

  Change in unrealized appreciation
   of investments for the year            (38,098)      (150,778)        20,016
                                         --------       --------        -------

   Net gain (loss) on investments          50,206        175,725         77,630
                                         --------       --------        -------

   Net increase in net assets
    resulting from operations           $ 164,108      $ 112,509      $  83,202
                                         ========       ========        =======


See accompanying notes to financial statements
                                      -19-

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

For Six Months Ended May 31, 1997 and Year Ended November 30, 1996
---------------------------------------------------------------------------------------------------------
                                                                                    Six Months
                                                                     1996        Ended May 31, 1997
OPERATIONS

  Investment income - net                                         $   137,653      $   113,902

  Net realized gain on investments                                    191,740           88,304

  Change in unrealized appreciation                                    21,978          (38,098)
                                                                       ------           ------

         Net increase in net assets resulting from operations         351,371          164,108

DISTRIBUTIONS TO SHAREHOLDERS

  From investment income - net
   ($.32 and $.46 per share)                                         (183,435)        (275,707)

  From net realized gains on investments
   ($.50 and $.12 per share)                                         (286,617)         (71,924)

CAPITAL SHARE TRANSACTIONS (a)                                        318,132          205,639
                                                                      -------          -------
  Total increase                                                      199,451           22,116

NET ASSETS

  Beginning of year                                                 6,544,925        6,744,376
                                                                   ----------        ---------

  End of year
    (including undistributed investment income of
    $125,320 and $(36,484), respectively)                         $ 6,744,376      $ 6,766,492
                                                                   ==========       ==========

(a) Summary of capital share activity follows:

                                                                          Six Months
                                              1996                    Ended May 31, 1997
                                      Shares        Amount          Shares        Amount
Shares sold                           34,760      $ 373,438         11,639      $ 123,652

Shares issues in
 reinvestment of distributions        44,303        470,052         33,108        347,631
                                      ------        -------         ------        -------

                                      79,063        843,490         44,747        471,283

Shares redeemed                      (49,012)      (525,358)       (24,787)      (265,644)
                                      ------        -------         ------        -------

  Net increase                        30,051      $ 318,132         19,960      $ 205,639
                                      ======       ========         ======       ========

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

For Six Months Ended May 31, 1997 and Year Ended November 30, 1996
--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months
                                                                     1996        Ended May 31, 1997
OPERATIONS

  Investment income - net                                         $   530,316      $   288,234

  Net realized gain on investments                                   (143,224)         (24,947)

  Change in unrealized appreciation                                    (1,524)        (150,778)
                                                                        -----          -------

         Net increase in net assets resulting from operations         385,568          112,509

DISTRIBUTIONS TO SHAREHOLDERS

  From investment income - net
   ($.62 and $.65 per share)                                         (502,187)        (556,624)

CAPITAL SHARE TRANSACTIONS (a)                                        704,926          109,453
                                                                      -------          -------

  Total increase                                                      558,307         (334,662)



NET ASSETS

  Beginning of year                                                 8,940,458        9,528,765
                                                                   ----------        ---------

  End of year
    (including undistributed investment income of
    $492,825 and $224,435, respectively)                          $ 9,528,765      $ 9,194,103
                                                                   ==========       ==========

(a) Summary of capital share activity follows:

                                                                                Six Months
                                                 1996                       Ended May 31, 1997
                                        Shares        Amount              Shares          Amount
Shares sold                            124,539      $ 1,325,485           22,140      $   226,101

Shares issues in
 reinvestment of distributions          47,646          502,187           54,518          556,624
                                        ------          -------           ------          -------

                                       172,185        1,827,672           76,658          782,725

Shares redeemed                       (105,211)      (1,112,746)         (64,692)        (673,272)
                                       -------        ---------           ------          -------

  Net increase                          66,974      $   704,926           11,966      $   109,453
                                        ======         ========           ======         ========

See accompanying notes to financial statements
                                      -21-

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

For Six Months Ended May 31, 1997 and Year Ended November 30, 1996
--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months
                                                                     1996        Ended May 31, 1997
OPERATIONS

  Investment income (loss) - net                                  $     5,545      $     5,572

  Net realized gain on investments                                     30,015               --

  Capital gain distribution from regulated
   investment companies                                                26,533           57,614

  Change in unrealized appreciation                                    95,517           20,016
                                                                       ------           ------

         Net increase in net assets resulting from operations         157,610           83,202

DISTRIBUTIONS TO SHAREHOLDERS

  From investment income - net
   ($.04 and $.21 per share)                                           (3,511)         (27,009)

  From net gains on investments
   ($.00 and $.41 per share)                                               --          (52,732)



CAPITAL SHARE TRANSACTIONS (a)                                        383,968          342,429
                                                                      -------          -------

  Total increase                                                      538,067          345,890

NET ASSETS

  Beginning of year                                                   962,138        1,500,205
                                                                      -------        ---------

  End of year
    (including undistributed investment income of
    $1,638 and $35,269, respectively)                             $ 1,500,205      $ 1,846,095
                                                                   ==========       ==========

(a) Summary of capital share activity follows:

                                                                          Six Months
                                              1996                    Ended May 31, 1997
                                      Shares        Amount          Shares        Amount
Shares sold                           39,599      $ 450,041         25,729      $ 302,302

Shares issues in
 reinvestment of distributions           325          3,511          6,934         79,741
                                         ---          -----          -----         ------

                                      39,924        453,552         32,663        382,043

Shares redeemed                       (6,260)       (69,584)        (3,351)       (39,614)
                                       -----         ------          -----         ------

  Net increase                        33,664      $ 383,968         29,312      $ 342,429
                                      ======       ========         ======       ========

See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
(Unaudited)

(For a share outstanding throughout each year)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED NOVEMBER 30,
                                       ----------------------------------------------------------------------------------------
                                        11-30-96
                                           to
                                        05-31-96          1996             1995            1994           1993             1992
NET ASSET VALUE

  Beginning of year                       $11.14          $11.37          $10.69          $10.45          $10.19           $9.94
                                       ---------       ---------       ---------       ---------       ---------       ---------

INCOME FROM
  INVESTMENT OPERATIONS

  Net investment income                      .18             .23             .32             .12             .11             .17

  Net gains on securities (both
   realized & unrealized)                    .08             .36             .88             .63             .18             .32
                                       ---------       ---------       ---------       ---------       ---------       ---------

   Total from
    investment operations                    .26             .59            1.20             .75             .29             .49
                                       ---------       ---------       ---------       ---------       ---------       ---------

LESS DISTRIBUTIONS

  Dividends (from net
   investment income)                       (.46)           (.32)           (.12)           (.11)           (.03)           (.17)

  Distributions (from
   realized capital gains)                  (.12)           (.50)           (.40)           (.40)           ( - )           (.07)
                                       ---------       ---------       ---------       ---------       ---------       ---------

   Total distributions                      (.58)           (.82)           (.52)           (.51)           (.03)           (.24)
                                       ---------       ---------       ---------       ---------       ---------       ---------



NET ASSETS VALUE

  End of year                             $10.82          $11.14          $11.37          $10.69          $10.45          $10.19
                                       =========       =========       =========       =========       =========       =========



TOTAL RETURN                                2.49%           5.55%          11.85%           7.41%           2.85%           4.93%



RATIOS/SUPPLEMENTAL DATA

  Net assets, end of period
   (000 omitted)                           $6,766          $6,744          $6,545          $5,496          $4,593          $4,440

  Ratio of expenses to
   average net assets                       1.91%           1.95%           1.93%           1.85%           1.61%           1.52%

  Ratio of net investment
   income to average
   net assets                               3.37%           2.06%           3.00%           1.10%           1.00%           1.72%

  Portfolio turnover rate                  29.92%         182.41%         118.08%         107.37%         243.85%         178.78%

  Average commission rate
   paid per share                           $.05            $.05              --              --              --              --


See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
(Unaudited)

(For a share outstanding throughout each year)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED NOVEMBER 30,
                                       ----------------------------------------------------------------------------------------
                                      11-30-96
                                         to
                                      05-31-97          1996            1995            1994             1993           1992
NET ASSET VALUE

  Beginning of year                    $10.90          $11.08          $10.69          $11.57          $10.58          $10.48
                                       ------          ------          ------          ------          ------          ------

INCOME FROM
  INVESTMENT OPERATIONS

  Net investment income                   .33             .59             .65             .61             .65             .61

  Net gains (losses) on
   securities (both realized
   and unrealized)                       (.20)           (.15)            .37            (.76)            .40             .22
                                          ---             ---             ---             ---             ---             ---

   Total from
    investment operations                 .13             .44            1.02            (.15)           1.05             .83
                                          ---             ---            ----             ---            ----             ---

LESS DISTRIBUTIONS

  Dividends (from net
   investment income)                    (.65)           (.62)           (.63)           (.66)           (.06)           (.61)

  Distributions (from
   realized capital gains)                 --              --             (--)           (.07)           ( - )           (.12)
                                         ----            ----              --             ---             ---             ---

   Total distributions                   (.65)           (.62)           (.63)           (.73)           (.06)           (.73)
                                          ---             ---             ---             ---             ---             ---

NET ASSETS VALUE

  End of year                          $10.38          $10.90          $11.08          $10.69          $11.57          $10.58
                                       ======          ======          ======          ======          ======          ======

TOTAL RETURN                             1.29%           4.16%          10.12%          (1.43)%          9.97%           7.69%

RATIOS/SUPPLEMENTAL DATA

  Net assets, end of period
   (000 omitted)                       $9,194          $9,529          $8,940          $6,654          $5,423          $4,133

  Ratio of expenses to
   average net assets                    1.38%           1.39%           1.43%           1.37%           1.23%           1.20%

  Ratio of net investment
   income to average
   net assets                            6.16%           5.62%           6.43%           6.28%           6.27%           6.11%

  Portfolio turnover rate               28.66%          66.18%          31.60%          14.45%           1.17%          45.00%


See accompanying notes to financial statements

THE CROWLEY PORTFOLIO GROUP, INC.
CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS
(Unaudited)

(For a share outstanding throughout each year)
---------------------------------------------------------------------------------------------------------------
                                                                                       Period
                                                      Six Months                   April 1, 1995(a)
                                                    Nov. 30, 1996     Year Ended        to
                                                         to          November 30,   November 30,
                                                     May 31, 1997       1996           1995

NET ASSET VALUE

  Beginning of year                                     $12.15          $10.71        $10.00
                                                        ------          ------        ------



INCOME FROM INVESTMENT OPERATIONS


  Net investment income                                    .04             .05         --

  Net gains on securities (both
   realized & unrealized)                                  .51            1.43           .71
                                                        ------          ------        ------

   Total from investment operations                        .55            1.48           .71
                                                        ------          ------        ------



LESS DISTRIBUTIONS

  Dividends (from net investment income)
                                                          (.21)           (.04)        --

  Distributions (from realized capital gains)
                                                          (.41)          --            --
                                                        ------          ------        ------

   Total distributions                                    (.62)           (.04)        --
                                                        ------          ------        ------

NET ASSETS VALUE

  End of year                                           $12.08          $12.15        $10.71
                                                        ======          ======        ======

TOTAL RETURN                                              4.78%          13.87%         7.10%

RATIOS/SUPPLEMENTAL DATA

  Net assets, end of period
   (000 omitted)                                        $1,846          $1,500          $962

  Ratio of expenses to average net assets
                                                          1.82%           2.22%         2.06%

  Ratio of net investment income (loss)
   to average net assets                                   .69%            .46%         (.09)%(b)

  Portfolio turnover rate                                  .00%          20.69%           --


(a) Effective date of the Portfolio's initial registration under the Securities Act of 1933, as amended.

(b)  Annualized.

See accompanying notes to financial statements
                                      -25-

THE CROWLEY PORTFOLIO GROUP, INC.

NOTES TO FINANCIAL STATEMENTS

May 31, 1997
-----------------------------------------------------------------------------


(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The Crowley Portfolio Group, Inc. (the "Fund"), is an open-end diversified, investment company currently offering three series of shares: The Crowley Growth and Income Portfolio, The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").

         The objective of The Crowley Growth and Income Portfolio is a long-term growth of capital for investors, with the secondary objective being current income. The objective of the Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.

                  SECURITY VALUATION

                  Portfolio securities, which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

                  FEDERAL INCOME TAXES

                  The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 1996, the Income Portfolio had a capital loss carry forward for Federal Income Tax purposes of approximately $207,700, of which $36,100 expires in the year 2002, $28,400 in 2003 and $143,200 in 2004.

THE CROWLEY PORTFOLIO GROUP, INC.

May 31, 1997
-------------------------------------------------------------------------------

                  SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

                  As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized in accordance with Federal Income Tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                  USE OF ESTIMATES IN FINANCIAL STATEMENTS

                  In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(2)      INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a management agreement.

         As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of 1% of the average daily net assets of The Crowley Growth and Income Portfolio, .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees; taxes; brokerage fees; accounting fees; legal fees; custodian and auditing fees; and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreements.

THE CROWLEY PORTFOLIO GROUP, INC.

May 31, 1997
-------------------------------------------------------------------------------

         The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholders servicing agent, TCFG, will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG received a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the period December 1, 1995 to November 30, 1996, TCFG earned fees of $13,242, $18,515 and $3,270 from the Growth and Income Portfolio, Income Portfolio and Diversified Management Portfolio, respectively.

         Crowley Securities serves as distributor of the Fund's shares.

         Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities Corp. and The Crowley Financial Group, Inc.

(3)      PURCHASES AND SALES OF SECURITIES

         Purchases and sales of securities, other than short-term investments, aggregated $1,010,402 and $2,671,023, respectively, in the Growth Portfolio and Income Portfolio, $1,341,720 and $1,942,396, respectively, in the Income Portfolio and $258,388 and $0, respectively, in the Crowley Diversified Management Portfolio.